Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Summary of Non Cancellable Operating Lease Agreements

The Group has leased office premises and buildings under non-cancellable operating lease agreements. These leases have different terms and renewal rights.

Year	(In thousands)
2021	1,298
2022	981
2023	182
2024	—
2025	—
Total	2,461